29. Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2017
Other Operating Income Expenses Net Tables
Other operating income (expenses), net
	2017	2016	2015

Other operating income, net	75,410	62,570	190,840
Other operating expenses	(81,089)	(57,848)	(47,085)

Other operating income (expenses), net	(5,679)	4,722	143,755